Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,457)	$ (29,373)	$ (83,661)
Adjustments to reconcile net loss to net cash used in (provided by) operating activities:
Depreciation and amortization	10,528	10,258	10,584
Finance expense	500	1,646	1,112
Unrealized (gain) loss from hedging transactions	103	(52)	(20)
Share-based compensation	17,615	18,127	16,987
Gain on sale of equipment	(12)	0	(142)
Changes in operating assets and liabilities:
Change in operating lease right-of-use assets and liabilities, net	(1,078)	(1,926)	5,744
Increase in accounts receivable, net	(2,127)	(9,728)	(6,882)
Increase in deferred contract costs	(258)	(2,873)	(459)
Decrease in other current assets	612	617	1,342
Decrease (increase) in other non-current assets	(6)	(53)	372
(Decrease) increase in accounts payable	3,597	1,255	(4,284)
Increase in deferred revenue	6,432	6,677	15,055
(Decrease) increase in other non-current liabilities	528	961	(1,497)
(Decrease) increase in other liabilities and accrued expenses	5,197	1,426	(316)
Net cash (used in) provided by operating activities	30,174	(3,038)	(46,065)
Cash flows from investing activities:
Purchase of property and equipment, net	(1,430)	(1,559)	(28,257)
Capitalized internal-use software costs	(1,304)	(821)	(2,919)
Decrease (increase) in restricted deposits	(552)	(206)	1,660
Payment for business combinations, net of cash acquired	(15,414)	0	(3,787)
Cash received in relation to business combinations	0	0	294
Net cash used in investing activities	(18,700)	(2,586)	(33,009)
Cash flows from financing activities:
Proceeds from exercise of stock options	4,677	2,296	2,034
Proceeds from employee share purchase plan	1,486	1,259	2,083
Borrowings (repayments) under Credit Facility	(25,000)	0	25,000
Payments of contingent consideration, net	0	(2,363)	0
Net cash provided by (used in) financing activities	(18,837)	1,192	29,117
Effect of exchange rates on cash and cash equivalents	(500)	(1,646)	(1,112)
Net decrease in cash and cash equivalents	(7,863)	(6,078)	(51,069)
Cash and cash equivalents, beginning of period	63,869	71,732	77,810
Cash and cash equivalents, end of period	71,732	77,810	128,879
Supplemental disclosure of cash flow information:
Taxes paid	1,168	1,883	485
Supplemental disclosure of non-cash investing and financing activities:
Initial public offering costs incurred during the period included in accounts payable and accrued expenses	0	0	(121)
Additions to operating lease right-of-use assets and liabilities	6,064	2,597	9,485
Share-based compensation included in capitalized internal-use software	104	37	0
Proceeds from exercise of share options included in other current assets	29	11	0
Deferred costs of property and equipment incurred during the period included in accounts payable	227	139	116
Deferred payments related to business combinations	$ 340	$ 1,269	$ 0